Convertible Note Payable - Related Party (Details) - USD ($)	1 Months Ended
	Jul. 20, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Convertible Note Payable - Related Party [Line Items]
Principal amount				$ 3,250,000
Converted ordinary shares (in Shares)	342,105
Mr. Yat-Gai Au [Member]
Convertible Note Payable - Related Party [Line Items]
Principal amount				$ 3,250,000
Convertible Note Payable Related Party [Member]
Convertible Note Payable - Related Party [Line Items]
Ordinary shares, per share (in Dollars per share)	$ 9.5
Convertible Note Payable Related Party [Member] | IPO [Member]
Convertible Note Payable - Related Party [Line Items]
Ordinary shares, per share (in Dollars per share)				$ 9.5